STOCKHOLDERS' EQUITY (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 11.	STOCKHOLDERS’ EQUITY

Common Stock

As of September 30, 2015, we had 25,237,249 shares of Common Stock issued and outstanding.  For the three months ended September 30, 2015, we issued 417,715 shares of Common Stock for two installment payments of principal and interest due on the April 2015 Note with Inter-Mountain.

Preferred Stock

As of September 30, 2015, we had no shares of Series A Preferred Stock (the “Series A Shares”) issued and outstanding.  For the three months ended September 30, 2015, we did not issue or redeem any Series A Shares.

Warrants

The following table summarizes the warrants outstanding and the number of shares of Common Stock subject to exercise as of September 30, 2015 and the changes therein during the nine months then ended:

	Number of Shares of Common Stock Subject to Exercise	Weighted – Average Exercise Price
Balance as of December 31, 2014	1,676,401	$ 1.14
Warrants issued	194,118	$ 0.85
Warrants exercised	(392,857)	$ 0.35
Warrants cancelled	(357,155)	$ 2.85
Balance as of September 30, 2015	1,120,507	$ 0.82

For the nine months ended September 30, 2015, we issued a warrant to Inter-Mountain to purchase up to an aggregate of 194,118 shares of Common Stock.  The Warrant has an exercise price of $0.85 per share and expires on April 30, 2020.

Of the warrant shares subject to exercise as of September 30, 2015, expiration of the right to exercise is as follows:

Date of Expiration	Number of Warrant Shares of Common Stock Subject to Expiration
June 13, 2016	35,000
July 16, 2016	116,667
July 28, 2016	34,722
March 14, 2018	660,000
January 15, 2019	80,000
April 30, 2020	194,118
Total	1,120,507

NOTE 13.	STOCKHOLDERS’ EQUITY

Common Stock

As of December 31, 2014, we had 24,458,018 shares of common stock issued and outstanding.  We issued 5,586,598 shares of Common Stock for the year ended December 31, 2014 comprised of 3,000,000 shares of Common Stock issued for the exercise of warrants held by Sacks and TPT, 1,250,000 shares of Common Stock issued to IPMD pursuant to the January 2013 Offering, 275,000 shares of Common Stock issued to Messrs. Gray and Wallberg pursuant to the March 2013 Offering, 911,690 shares of Common Stock issued for installment payments and note conversion on the June 2012 Note with Inter-Mountain, 116,667 shares of Common Stock issued for the conversion and final payment of the June 2011 Note held by Mr. Gray, 115,741 shares of Common Stock issued for the conversion and final payment of the July 2011 Note held by Mr. Gray, and the net cancellation of 82,500 shares of Common Stock related to consulting services provided to the Company.

Preferred Stock

As of December 31, 2014, we had no shares of Series A Preferred Stock (the “Series A Shares”).  For the year ended December 31, 2014, we did not issue any new Series A Shares.

On August 15, 2013, we provided notice to Ironridge Global III, LLC (“Ironridge”) for the redemption of all of the outstanding Series A Shares, a total of 65 Series A Shares.  An affiliate of Ironridge, the issuer of promissory notes held by us, due 7.5 years from the issue date, in the principal amount of $969,000 (the “Notes”), agreed to accept the cancellation of the Notes held by us as full and final payment for the redemption amounts of the Series A Shares.

Warrants

The following table summarizes the warrants outstanding and the number of shares of common stock subject to exercise as of December 31, 2014 and the changes therein during the two years then ended:

	Number of Shares of Common Stock Subject to Exercise	Weighted – Average Exercise Price
Balance as of December 31, 2012	2,041,165	$ 0.98

Warrants issued	4,445,714	0.56
Warrants exercised (1)	(1,571,428)	0.35
Warrants cancelled	(250,000)	0.35
Balance as of December 31, 2013	4,665,451	$ 0.82

Warrants issued	80,000	1.20
Warrants exercised	(3,000,000)	0.60
Warrants cancelled	(69,050)	3.22
Balance as of December 31, 2014 (1)	1,676,401	$ 1.14

(1)
As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all had vested, an aggregate of 3,142,857 shares of Common Stock, which number of shares could increase based upon the terms and conditions of the warrants.  The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017.  Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013.  Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise.  On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated.  For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.

For the year ended December 31, 2014, we issued warrants to purchase up to an aggregate of 80,000 shares of our common stock which consisted of a warrant to Torrey Hills Capital, Inc., at an exercise price of $1.20 per share, for consulting services.

Of the warrant shares subject to exercise as of December 31, 2014, expiration of the right to exercise is as follows:

Date of Expiration	Number of Warrant Shares of Common Stock Subject to Expiration
May 15, 2015	357,155
June 13, 2016	35,000
July 16, 2016	116,667
July 28, 2016	34,722
June 27, 2017	392,857
March 14, 2018	660,000
January 15, 2019	80,000
Total	1,676,401